UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nebula Capital Management, LP

Address:   595 Summer Street
           Stamford, CT  06901


Form 13F File Number: 028-15169


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Aleem Mawji
Title:  President of NCM-S Corp., the general partner
Phone:  203-930-3103

Signature,  Place,  and  Date  of  Signing:

/s/ Aleem Mawji                    Stamford, CT                       4/25/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $      151,986
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
AMERISOURCEBERGEN CORP         COM            03073E105    7,026  136,553 SH       SOLE                   X      0    0
AMTRUST FINANCIAL SERVICES INC COM            032359309    1,280   36,932 SH       SOLE                   X      0    0
BERKSHIRE HATHAWAY INC DEL     CL B NEW       084670702    6,992   67,100 SH       SOLE                   X      0    0
COCA COLA CO                   COM            191216100    6,195  153,200 SH       SOLE                   X      0    0
COOPER COMPANIES INC           COM NEW        216648402    5,588   51,795 SH       SOLE                   X      0    0
DISCOVERY COMMUNICATNS NEW     COM SER C      25470F302    3,855   55,429 SH       SOLE                   X      0    0
DUNKIN' BRANDS GROUP INC       COM            265504100    3,485   94,500 SH       SOLE                   X      0    0
FAMILY DOLLAR STORES INC       COM            307000109    4,535   76,800 SH       SOLE                   X      0    0
FISERV INC                     COM            337738108    7,205   82,011 SH       SOLE                   X      0    0
GENPACT LIMITED                SHS            G3922B107    5,341  293,600 SH       SOLE                   X      0    0
LIBERTY INTERACTIVE CORP       INT COM SER A  53071M104    3,747  175,330 SH       SOLE                   X      0    0
MCDONALDS CORP                 COM            580135101    9,819   98,500 SH       SOLE                   X      0    0
MICROSOFT CORP                 COM            594918104    6,342  221,700 SH       SOLE                   X      0    0
MONDELEZ INTERNATIONAL INC     CL A           609207105    5,220  170,500 SH       SOLE                   X      0    0
MOTOROLA SOLUTIONS INC         COM NEW        620076307    6,467  101,000 SH       SOLE                   X      0    0
NEWS CORP                      CL A           65248E104    3,318  108,750 SH       SOLE                   X      0    0
NIELSEN HOLDINGS N V           COM            N63218106    6,163  172,048 SH       SOLE                   X      0    0
NIKE INC                       CL B           654106103      437    7,400 SH       SOLE                   X      0    0
ORACLE CORP                    COM            68389X105    3,398  105,100 SH       SOLE                   X      0    0
PEPSICO INC                    COM            713448108    5,894   74,500 SH       SOLE                   X      0    0
PRAXAIR INC                    COM            74005P104    3,525   31,600 SH       SOLE                   X      0    0
ROCKWELL COLLINS INC           COM            774341101    2,821   44,700 SH       SOLE                   X      0    0
ROSS STORES INC                COM            778296103      727   12,000 SH       SOLE                   X      0    0
SALLY BEAUTY HOLDINGS INC      COM            79546E104    7,026  239,136 SH       SOLE                   X      0    0
SOUTHERN CO                    COM            842587107   14,847  316,422 SH       SOLE                   X      0    0
TFS FINANCIAL CORP             COM            87240R107       62    5,700 SH       SOLE                   X      0    0
VSE CORP                       COM            918284100      816   32,650 SH       SOLE                   X      0    0
WAL-MART STORES INC            COM            931142103    5,665   75,700 SH       SOLE                   X      0    0
WESTAR ENERGY INC              COM            95709T100    2,001   60,305 SH       SOLE                   X      0    0
GRAINGER W W INC               COM            384802104    5,355   23,800 SH       SOLE                   X      0    0
YUM BRANDS INC                 COM            988498101    6,834   95,000 SH       SOLE                   X      0    0


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